ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)
Schedule of accrued liabilities
	March 31, 2021	December 31, 2020
Accounts payable and accrued expense	$592,980	587,230
Accrued interest	521,402	466,801
Accrued interest and penalties Golock (a)	1,172,782	1,172,782
Soundstr Obligation	145,258	145,259
Total accounts payable and accrued liabilities	$2,432,422	2,372,072

	December 31, 2020	December 31, 2019
Accounts payable and accrued expense (includes $41,250 to a former officer and director at December 31, 2019, Note 4)	$587,230	577,115
Accrued interest	466,801	271,621
Accrued interest and penalties Golock(a)	1,172,782	-
Soundstr Obligation	145,259	169,409
Total accounts payable and accrued liabilities	$2,372,072	1,018,145